Other operating income, net - Other operating income, net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses, net:
Decarbonization obligation	[1]	R$ (638,542)	R$ (161,281)	R$ (124,287)
Other operating income, net		R$ (514,522)	R$ 96,166	R$ 64,034

[1]	Refers to the obligation adopted by RenovaBio to meet decarbonization targets for the gas and oil sector. The amounts are presented in Other operating income (expenses), net.